Loan Receivables, Net - Schedule of Loan Receivables, Net (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Schedule of Loan Receivables, Net [Abstract]
Loan to a third party
Less: allowance for expected credit losses			$ (410)
Total